UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09013
Investment Company Act File Number
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
June 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Senior Income Trust
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 135.7%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 3.0%
		Booz Allen Hamilton, Inc.
	250	Term Loan, 4.00%, Maturing August 3, 2017	$252,366
		DAE Aviation Holdings, Inc.
	704	Term Loan, 5.31%, Maturing July 31, 2014	703,423
	731	Term Loan, 5.31%, Maturing July 31, 2014	730,196
		Doncasters (Dunde HoldCo 4 Ltd.)
	207	Term Loan, 4.25%, Maturing July 13, 2015	200,329
	207	Term Loan, 4.75%, Maturing July 13, 2015	200,330
EUR	417	Term Loan - Second Lien, 6.95%, Maturing January 13, 2016	558,237
		DynCorp International, LLC
	409	Term Loan, 6.25%, Maturing July 5, 2016	412,881
		Evergreen International Aviation
	396	Term Loan, 10.50%, Maturing October 31, 2011(2)	392,549
		IAP Worldwide Services, Inc.
	405	Term Loan, 8.25%, Maturing December 30, 2012	404,993
		International Lease Finance Co.
	1,000	Term Loan, 6.75%, Maturing March 17, 2015	1,007,321
		Spirit AeroSystems, Inc.
	606	Term Loan, 3.55%, Maturing September 30, 2016	608,938
		TransDigm, Inc.
	1,097	Term Loan, 4.00%, Maturing February 14, 2017	1,107,022
		Triumph Group, Inc.
	274	Term Loan, 4.50%, Maturing June 16, 2016	275,107
		Wesco Aircraft Hardware Corp.
	863	Term Loan, 2.50%, Maturing September 30, 2013	864,080
		Wyle Laboratories, Inc.
	423	Term Loan, 7.75%, Maturing March 25, 2016	425,781

			$8,143,553

Air Transport — 0.2%
		Delta Air Lines, Inc.
	478	Term Loan - Second Lien, 3.51%, Maturing April 30, 2014	$474,061

			$474,061

Automotive — 4.8%
		Adesa, Inc.
	1,802	Term Loan, 3.00%, Maturing October 18, 2013	$1,799,973
		Allison Transmission, Inc.
	2,487	Term Loan, 3.01%, Maturing August 7, 2014	2,471,226
		Autotrader.com, Inc.
	549	Term Loan, 4.75%, Maturing December 15, 2016	552,825
		Federal-Mogul Corp.
	2,226	Term Loan, 2.20%, Maturing December 29, 2014	2,175,800
	582	Term Loan, 2.19%, Maturing December 28, 2015	568,758
		Ford Motor Co.
	827	Term Loan, 3.01%, Maturing December 16, 2013	827,063
	1,079	Term Loan, 3.01%, Maturing December 16, 2013	1,080,057
		Goodyear Tire & Rubber Co.
	2,300	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	2,258,791
		HHI Holdings, LLC
	250	Term Loan, 7.75%, Maturing March 21, 2017	250,000

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Metaldyne, LLC
448	Term Loan, 7.75%, Maturing October 28, 2016	$458,944
	TriMas Corp.
42	Term Loan, 6.00%, Maturing August 2, 2011	42,504
524	Term Loan, 6.02%, Maturing December 15, 2015	527,686

		$13,013,627

Beverage and Tobacco — 0.2%
	Green Mountain Coffee Roasters
549	Term Loan, 5.50%, Maturing December 16, 2016	$552,283
	Maine Beverage Co., LLC
135	Term Loan, 2.05%, Maturing March 31, 2013	130,318

		$682,601

Building and Development — 1.6%
	Armstrong World Industries, Inc.
325	Term Loan, 4.00%, Maturing March 9, 2018	$327,031
	Beacon Sales Acquisition, Inc.
336	Term Loan, 2.29%, Maturing September 30, 2013	329,350
	Brickman Group Holdings, Inc.
574	Term Loan, 7.25%, Maturing October 14, 2016	585,631
	Building Materials Corp. of America
527	Term Loan, 3.00%, Maturing February 24, 2014	528,627
	CB Richard Ellis Services, Inc.
347	Term Loan, 1.625%, Maturing March 5, 2018(3)	346,998
328	Term Loan, 1.75%, Maturing September 4, 2019(3)	327,789
	November 2005 Land Investors, LLC
152	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	34,295
	Panolam Industries Holdings, Inc.
500	Term Loan, 8.25%, Maturing December 31, 2013	463,035
	RE/MAX International, Inc.
877	Term Loan, 5.50%, Maturing April 15, 2016	879,348
	South Edge, LLC
422	Term Loan, 0.00%, Maturing October 31, 2009(6)	357,539

		$4,179,643

Business Equipment and Services — 10.7%
	Activant Solutions, Inc.
109	Term Loan, 2.31%, Maturing May 2, 2013	$108,371
654	Term Loan, 4.81%, Maturing February 2, 2016	658,576
	Acxiom Corp.
567	Term Loan, 3.30%, Maturing March 15, 2015	564,528
	Advantage Sales & Marketing, Inc.
923	Term Loan, 5.25%, Maturing December 18, 2017	928,162
	Affinion Group, Inc.
2,305	Term Loan, 5.00%, Maturing October 10, 2016	2,311,077
	Allied Security Holdings, LLC
500	Term Loan, 5.00%, Maturing February 4, 2017	503,437
	Dealer Computer Services, Inc.
780	Term Loan, 5.25%, Maturing April 21, 2017	783,759
	Education Management, LLC
1,965	Term Loan, 2.06%, Maturing June 3, 2013	1,922,616
	Fifth Third Processing Solution
449	Term Loan, 5.50%, Maturing November 3, 2016	453,364
	First American Corp.
447	Term Loan, 4.75%, Maturing April 12, 2016	449,137
	Infogroup, Inc.
347	Term Loan, 6.25%, Maturing July 1, 2016	350,849
	iPayment, Inc.
403	Term Loan, 2.27%, Maturing May 10, 2013	396,188

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Kronos, Inc.
	549	Term Loan, 2.06%, Maturing June 11, 2014	$544,229
		Language Line, LLC
	1,097	Term Loan, 6.25%, Maturing June 20, 2016	1,107,765
		Mitchell International, Inc.
	500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	461,250
		NE Customer Service
	819	Term Loan, 6.00%, Maturing March 23, 2016	818,545
		Protection One Alarm Monitor, Inc.
	793	Term Loan, 6.00%, Maturing May 16, 2016	798,787
		Quantum Corp.
	65	Term Loan, 3.81%, Maturing July 14, 2014	64,883
		Quintiles Transnational Corp.
	900	Term Loan - Second Lien, 4.31%, Maturing March 31, 2014	900,000
		Sabre, Inc.
	2,590	Term Loan, 2.27%, Maturing September 30, 2014	2,444,606
		Serena Software, Inc.
	715	Term Loan, 4.31%, Maturing March 10, 2016	711,594
		Sitel (Client Logic)
	303	Term Loan, 5.80%, Maturing January 30, 2014	302,349
EUR	586	Term Loan, 6.45%, Maturing January 30, 2014	827,783
		Softlayer Tech, Inc.
	324	Term Loan, 7.25%, Maturing November 5, 2016	327,683
		Solera Holdings, LLC
EUR	408	Term Loan, 2.94%, Maturing May 16, 2014	571,897
		SunGard Data Systems, Inc.
	2,530	Term Loan, 2.01%, Maturing February 28, 2014	2,516,170
	1,860	Term Loan, 3.93%, Maturing February 26, 2016	1,867,448
		TransUnion, LLC
	950	Term Loan, 4.75%, Maturing February 12, 2018	954,869
		Travelport, LLC
	299	Term Loan, 4.81%, Maturing August 21, 2015	295,816
	1,569	Term Loan, 4.96%, Maturing August 21, 2015	1,553,948
EUR	527	Term Loan, 5.50%, Maturing August 21, 2015	723,681
		West Corp.
	148	Term Loan, 2.74%, Maturing October 24, 2013	147,478
	1,023	Term Loan, 4.60%, Maturing July 15, 2016	1,026,553
	360	Term Loan, 4.62%, Maturing July 15, 2016	361,049

			$28,758,447

Cable and Satellite Television — 9.3%
		Atlantic Broadband Finance, LLC
	705	Term Loan, 4.00%, Maturing March 8, 2016	$708,315
		Bragg Communications, Inc.
	1,158	Term Loan, 2.81%, Maturing August 31, 2014	1,144,973
		Bresnan Communications, LLC
	623	Term Loan, 4.50%, Maturing December 14, 2017	628,308
		Casema NV
EUR	1,000	Term Loan - Second Lien, 5.70%, Maturing March 14, 2016	1,421,306
		Charter Communications Operating, LLC
	1,830	Term Loan, 2.25%, Maturing March 6, 2014	1,829,216
		CSC Holdings, Inc.
	1,960	Term Loan, 2.06%, Maturing March 29, 2016	1,962,337
		Foxco Acquisition Sub, LLC
	301	Term Loan, 4.75%, Maturing July 14, 2015	302,055
		Insight Midwest Holdings, LLC
	1,784	Term Loan, 2.02%, Maturing April 7, 2014	1,767,361
		Kabel Deutschland GmbH
EUR	1,957	Term Loan, 3.20%, Maturing March 31, 2014	2,778,227

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		MCC Iowa, LLC
	800	Term Loan, 1.98%, Maturing January 31, 2015	$788,198
		Mediacom Broadband, LLC
	744	Term Loan, 4.50%, Maturing October 23, 2017	742,204
		Mediacom Illinois, LLC
	1,891	Term Loan, 1.98%, Maturing January 31, 2015	1,817,784
	985	Term Loan, 5.50%, Maturing March 31, 2017	986,026
		Mediacom, LLC
	397	Term Loan, 4.50%, Maturing October 23, 2017	391,045
		NDS Finance, Ltd.
	700	Term Loan, 3.00%, Maturing March 12, 2018	698,907
		ProSiebenSat.1 Media AG
EUR	521	Term Loan, 3.68%, Maturing March 6, 2015	680,505
EUR	273	Term Loan, 2.92%, Maturing June 26, 2015	373,589
EUR	11	Term Loan, 2.96%, Maturing July 3, 2015	15,161
EUR	521	Term Loan, 3.93%, Maturing March 4, 2016	680,505
EUR	205	Term Loan, 8.30%, Maturing March 6, 2017(2)	252,304
EUR	271	Term Loan - Second Lien, 5.05%, Maturing September 2, 2016	338,872
		UPC Broadband Holding B.V.
	379	Term Loan, 3.76%, Maturing December 30, 2016	380,547
EUR	726	Term Loan, 4.62%, Maturing December 31, 2016	1,024,865
	1,037	Term Loan, 3.76%, Maturing December 29, 2017	1,039,421
EUR	314	Term Loan, 4.87%, Maturing December 31, 2017	444,973
		Virgin Media Investment Holding
GBP	475	Term Loan, 4.03%, Maturing June 30, 2015	764,614
GBP	570	Term Loan, 4.53%, Maturing December 31, 2015	917,666

			$24,879,284

Chemicals and Plastics — 6.4%
		Arizona Chemical, Inc.
	244	Term Loan, 4.75%, Maturing November 21, 2016	$245,667
		Brenntag Holding GmbH and Co. KG
	116	Term Loan, 3.76%, Maturing January 20, 2014	116,212
	786	Term Loan, 3.77%, Maturing January 20, 2014	788,404
	600	Term Loan - Second Lien, 6.45%, Maturing July 17, 2015	604,250
		Celanese Holdings, LLC
	849	Term Loan, 3.30%, Maturing October 31, 2016	854,123
		General Chemical Corp.
	299	Term Loan, 5.00%, Maturing March 3, 2017	300,117
		Hexion Specialty Chemicals, Inc.
	326	Term Loan, 4.06%, Maturing May 5, 2015	323,265
	481	Term Loan, 4.06%, Maturing May 5, 2015	476,437
	733	Term Loan, 4.06%, Maturing May 5, 2015	726,329
		Houghton International, Inc.
	423	Term Loan, 6.75%, Maturing January 29, 2016	427,145
		Huntsman International, LLC
	231	Term Loan, 1.79%, Maturing April 21, 2014	228,894
	855	Term Loan, 2.52%, Maturing June 30, 2016	849,706
	623	Term Loan, 2.79%, Maturing April 19, 2017	619,526
		INEOS Group
	1,175	Term Loan, 7.50%, Maturing December 16, 2013	1,211,834
	1,176	Term Loan, 8.00%, Maturing December 16, 2014	1,212,578
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,484,222
		ISP Chemco, Inc.
	855	Term Loan, 1.78%, Maturing June 4, 2014	843,948
		MacDermid, Inc.
EUR	322	Term Loan, 3.15%, Maturing April 11, 2014	443,701
		Millenium Inorganic Chemicals
	1,171	Term Loan, 2.56%, Maturing May 15, 2014	1,156,490

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Nalco Co.
697	Term Loan, 4.50%, Maturing October 5, 2017	$703,537
	Rockwood Specialties Group, Inc.
1,175	Term Loan, 3.75%, Maturing February 9, 2018	1,185,649
	Styron S.A.R.L.
1,696	Term Loan, 6.00%, Maturing August 2, 2017	1,707,585
	Univar, Inc.
773	Term Loan, 5.00%, Maturing June 30, 2017	777,066

		$17,286,685

Conglomerates — 3.5%
	Goodman Global Holdings, Inc.
896	Term Loan, 5.75%, Maturing October 28, 2016	$902,144
	Jarden Corp.
613	Term Loan, 5.25%, Maturing January 31, 2017	619,467
	Manitowoc Company, Inc. (The)
394	Term Loan, 8.00%, Maturing November 6, 2014	397,046
	RBS Global, Inc.
718	Term Loan, 2.50%, Maturing July 19, 2013	713,936
1,683	Term Loan, 2.81%, Maturing July 19, 2013	1,676,767
	RGIS Holdings, LLC
93	Term Loan, 2.80%, Maturing April 30, 2014	91,958
1,870	Term Loan, 2.81%, Maturing April 30, 2014	1,839,152
	Service Master Co.
45	Term Loan, 2.75%, Maturing July 24, 2014	44,273
452	Term Loan, 2.77%, Maturing July 24, 2014	444,572
	US Investigations Services, Inc.
985	Term Loan, 3.06%, Maturing February 21, 2015	978,501
397	Term Loan, 7.75%, Maturing February 21, 2015	401,466
	Walter Industries, Inc.
1,175	Term Loan, Maturing April 2, 2018(7)	1,184,106

		$9,293,388

Containers and Glass Products — 3.4%
	Berry Plastics Corp.
960	Term Loan, 2.31%, Maturing April 3, 2015	$922,000
	BWAY Corp.
846	Term Loan, 4.50%, Maturing February 23, 2018	849,377
75	Term Loan, 4.50%, Maturing February 23, 2018	75,348
	Graham Packaging Holdings Co.
568	Term Loan, 6.75%, Maturing April 5, 2014	572,653
970	Term Loan, 6.00%, Maturing September 23, 2016	979,220
	Graphic Packaging International, Inc.
348	Term Loan, 2.30%, Maturing May 16, 2014	346,236
1,250	Term Loan, 3.05%, Maturing May 16, 2014	1,250,345
	Hilex Poly Co.
488	Term Loan, 11.25%, Maturing November 16, 2015	496,031
	JSG Acquisitions
638	Term Loan, 3.68%, Maturing December 31, 2014	639,211
	Pelican Products, Inc.
399	Term Loan, 5.00%, Maturing March 7, 2017	400,746
	Reynolds Group Holdings, Inc.
910	Term Loan, 4.25%, Maturing February 9, 2018	915,283
	Smurfit Kappa Acquisitions
638	Term Loan, 3.43%, Maturing December 31, 2014	639,211
	Smurfit-Stone Container Corp.
1,144	Term Loan, 6.75%, Maturing July 15, 2016	1,149,304

		$9,234,965

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cosmetics/Toiletries — 1.8%
		Alliance Boots Holdings, Ltd.
GBP	1,775	Term Loan, 3.59%, Maturing July 5, 2015	$2,754,199
		Bausch & Lomb, Inc.
	194	Term Loan, 3.50%, Maturing April 24, 2015	194,103
	798	Term Loan, 3.54%, Maturing April 24, 2015	798,418
		KIK Custom Products, Inc.
	525	Term Loan - Second Lien, 5.25%, Maturing November 30, 2014	353,500
		Prestige Brands, Inc.
	801	Term Loan, 4.75%, Maturing March 24, 2016	810,142

			$4,910,362

Drugs — 1.1%
		Axcan Pharma, Inc.
	798	Term Loan, 5.50%, Maturing February 10, 2017	$797,377
		Graceway Pharmaceuticals, LLC
	299	Term Loan, 5.00%, Maturing May 3, 2012	170,927
	166	Term Loan, 10.00%, Maturing November 3, 2013(2)(5)	1,660
	500	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(4)	27,500
		Pharmaceutical Holdings Corp.
	37	Term Loan, 4.50%, Maturing January 30, 2012	36,474
		Warner Chilcott Corp.
	411	Term Loan, 4.25%, Maturing March 15, 2018	413,828
	823	Term Loan, 4.25%, Maturing March 15, 2018	827,657
		WC Luxco S.A.R.L.
	566	Term Loan, 4.25%, Maturing March 15, 2018	569,014

			$2,844,437

Ecological Services and Equipment — 1.6%
		Kemble Water Structure, Ltd.
GBP	2,250	Term Loan - Second Lien, 4.59%, Maturing October 13, 2013	$3,570,347
		Sensus Metering Systems, Inc.
	617	Term Loan, 7.00%, Maturing June 3, 2013	619,914

			$4,190,261

Electronics/Electrical — 5.6%
		Aspect Software, Inc.
	767	Term Loan, 6.25%, Maturing April 19, 2016	$773,963
		Attachmate Corp.
	475	Term Loan, Maturing February 24, 2017(7)	473,219
		Christie/Aix, Inc.
	324	Term Loan, 5.25%, Maturing April 29, 2016	322,022
		Edwards (Cayman Island II), Ltd.
	623	Term Loan, 5.50%, Maturing May 31, 2016	622,658
		FCI International S.A.S.
	83	Term Loan, 3.68%, Maturing November 1, 2013	82,312
	86	Term Loan, 3.68%, Maturing November 1, 2013	85,499
	83	Term Loan, 3.68%, Maturing October 31, 2014	82,312
	86	Term Loan, 3.68%, Maturing October 31, 2014	85,499
		Freescale Semiconductor, Inc.
	1,286	Term Loan, 4.51%, Maturing December 1, 2016	1,280,906
		Infor Enterprise Solutions Holdings
	250	Term Loan, 5.75%, Maturing March 2, 2014	225,313
	485	Term Loan, 5.00%, Maturing July 28, 2015	467,916
	375	Term Loan, 6.00%, Maturing July 28, 2015	371,715
	720	Term Loan, 6.00%, Maturing July 28, 2015	712,229
	92	Term Loan - Second Lien, 6.50%, Maturing March 2, 2014	85,250
	158	Term Loan - Second Lien, 6.50%, Maturing March 2, 2014	147,250
		Network Solutions, LLC
	998	Term Loan, 2.50%, Maturing March 7, 2014	989,248

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		NXP B.V.
	1,375	Term Loan, Maturing March 7, 2017(7)	$1,391,328
		Open Solutions, Inc.
	1,152	Term Loan, 2.43%, Maturing January 23, 2014	1,055,713
		Sensata Technologies B.V.
EUR	499	Term Loan, 3.06%, Maturing April 26, 2013	699,127
		Sensata Technologies Finance Co.
	1,808	Term Loan, 2.05%, Maturing April 26, 2013	1,795,373
		Shield Finance Co. S.A.R.L.
	415	Term Loan, 7.75%, Maturing June 15, 2016	420,111
		Spectrum Brands, Inc.
	1,446	Term Loan, 5.01%, Maturing June 17, 2016	1,461,226
		SS&C Technologies, Inc.
	596	Term Loan, 2.30%, Maturing November 23, 2012	592,864
		VeriFone, Inc.
	361	Term Loan, 3.00%, Maturing October 31, 2013	356,426
		Vertafore, Inc.
	499	Term Loan, 5.25%, Maturing July 29, 2016	499,997

			$15,079,476

Equipment Leasing — 0.7%
		Hertz Corp.
	1,800	Term Loan, 3.75%, Maturing March 9, 2018	$1,803,746

			$1,803,746

Farming/Agriculture — 0.3%
		Earthbound Farm Holdings III, LLC
	374	Term Loan, 6.25%, Maturing December 21, 2016	$380,141
		WM. Bolthouse Farms, Inc.
	332	Term Loan, 5.50%, Maturing February 11, 2016	334,130

			$714,271

Financial Intermediaries — 5.5%
		Citco III, Ltd.
	937	Term Loan, 4.46%, Maturing June 30, 2014	$929,665
		Fidelity National Information Services, Inc.
	1,194	Term Loan, 5.25%, Maturing July 18, 2016	1,202,582
		First Data Corp.
	475	Term Loan, 3.00%, Maturing September 24, 2014	455,960
	1,929	Term Loan, 3.00%, Maturing September 24, 2014	1,850,900
		Grosvenor Capital Management
	1,135	Term Loan, 4.31%, Maturing December 5, 2016	1,120,777
		HarbourVest Partners, LLC
	626	Term Loan, 6.25%, Maturing December 14, 2016	630,522
		Interactive Data Corp.
	1,146	Term Loan, 4.75%, Maturing February 12, 2018	1,152,922
		Jupiter Asset Management Group
GBP	114	Term Loan, 4.57%, Maturing March 17, 2015	182,235
		LPL Holdings, Inc.
	434	Term Loan, 2.04%, Maturing June 28, 2013	435,127
	1,366	Term Loan, 4.25%, Maturing June 25, 2015	1,374,778
	1,033	Term Loan, 5.25%, Maturing June 28, 2017	1,043,807
		MSCI, Inc.
	1,447	Term Loan, 3.75%, Maturing March 14, 2017	1,455,991
		Nuveen Investments, Inc.
	1,209	Term Loan, 3.31%, Maturing November 13, 2014	1,163,749
	1,412	Term Loan, 5.81%, Maturing May 12, 2017	1,416,196
		Oxford Acquisition III, Ltd.
	187	Term Loan, 2.05%, Maturing May 12, 2014	185,350

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		RJO Holdings Corp. (RJ O’Brien)
	4	Term Loan, 6.26%, Maturing December 10, 2015(5)	$3,053
	118	Term Loan, 6.26%, Maturing December 10, 2015(5)	94,194

			$14,697,808

Food Products — 3.2%
		Acosta, Inc.
	650	Term Loan, 4.75%, Maturing March 1, 2018	$652,166
		Dean Foods Co.
	1,299	Term Loan, 1.81%, Maturing April 2, 2014	1,264,372
		Dole Food Company, Inc.
	486	Term Loan, 5.04%, Maturing March 2, 2017	489,146
	196	Term Loan, 5.50%, Maturing March 2, 2017	196,939
		Michael Foods Holdings, Inc.
	338	Term Loan, 4.25%, Maturing February 23, 2018	340,103
		Pierre Foods, Inc.
	622	Term Loan, 7.00%, Maturing September 30, 2016	625,891
		Pinnacle Foods Finance, LLC
	2,928	Term Loan, 2.76%, Maturing April 2, 2014	2,921,111
		Provimi Group SA
	120	Term Loan, 2.50%, Maturing June 28, 2015	118,776
	147	Term Loan, 2.50%, Maturing June 28, 2015	146,168
EUR	155	Term Loan, 3.20%, Maturing June 28, 2015	217,721
EUR	250	Term Loan, 3.20%, Maturing June 28, 2015	351,294
EUR	267	Term Loan, 3.20%, Maturing June 28, 2015	375,215
EUR	344	Term Loan, 3.20%, Maturing June 28, 2015	483,858
	119	Term Loan - Second Lien, 4.50%, Maturing December 28, 2016	110,783
EUR	19	Term Loan - Second Lien, 5.20%, Maturing December 28, 2016	25,612
EUR	265	Term Loan - Second Lien, 5.20%, Maturing December 28, 2016	350,775

			$8,669,930

Food Service — 6.2%
		Aramark Corp.
	88	Term Loan, 2.12%, Maturing January 27, 2014	$87,561
	1,081	Term Loan, 2.18%, Maturing January 27, 2014	1,073,892
GBP	479	Term Loan, 2.82%, Maturing January 27, 2014	746,890
	157	Term Loan, 3.49%, Maturing July 26, 2016	157,168
	2,386	Term Loan, 3.56%, Maturing July 26, 2016	2,389,850
		Buffets, Inc.
	619	Term Loan, 12.00%, Maturing April 21, 2015(2)	547,373
	64	Term Loan, 7.56%, Maturing April 22, 2015(2)	51,533
		Burger King Corp.
	2,394	Term Loan, 4.50%, Maturing October 19, 2016	2,393,777
		CBRL Group, Inc.
	310	Term Loan, 2.82%, Maturing April 27, 2016	310,440
		Del Monte Corp.
	2,350	Term Loan, 4.50%, Maturing March 8, 2018	2,354,589
		DineEquity, Inc.
	791	Term Loan, 4.25%, Maturing October 19, 2017	797,804
		Dunkin Brands, Inc.
	1,197	Term Loan, 4.25%, Maturing November 23, 2017	1,204,375
		NPC International, Inc.
	141	Term Loan, 2.03%, Maturing May 3, 2013	139,800
		OSI Restaurant Partners, LLC
	236	Term Loan, 3.54%, Maturing June 14, 2013	229,438
	2,390	Term Loan, 2.56%, Maturing June 14, 2014	2,324,532
		QCE Finance, LLC
	448	Term Loan, 5.00%, Maturing May 5, 2013	414,864
		U.S. Foodservice, Inc.
	1,008	Term Loan, 2.75%, Maturing July 3, 2014	979,605

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Wendy’s/Arby’s Restaurants, LLC
401	Term Loan, 5.00%, Maturing May 24, 2017	$403,726

		$16,607,217

Food/Drug Retailers — 4.5%
	General Nutrition Centers, Inc.
2,800	Term Loan, 4.25%, Maturing March 2, 2018	$2,803,920
	NBTY, Inc.
1,022	Term Loan, 4.25%, Maturing October 2, 2017	1,025,953
	Pantry, Inc. (The)
116	Term Loan, 2.00%, Maturing May 15, 2014	114,783
404	Term Loan, 2.00%, Maturing May 15, 2014	398,633
	Rite Aid Corp.
3,907	Term Loan, 2.01%, Maturing June 4, 2014	3,764,951
1,069	Term Loan, 4.50%, Maturing February 28, 2018	1,060,199
	Roundy’s Supermarkets, Inc.
2,959	Term Loan, 7.00%, Maturing November 3, 2013	2,971,404

		$12,139,843

Forest Products — 0.2%
	Georgia-Pacific Corp.
503	Term Loan, 3.56%, Maturing December 23, 2014	$504,905

		$504,905

Health Care — 17.1%
	1-800-Contacts, Inc.
453	Term Loan, 7.70%, Maturing March 4, 2015	$456,311
	Alliance Healthcare Services
568	Term Loan, 5.50%, Maturing June 1, 2016	569,942
	Ascend Learning
549	Term Loan, 7.75%, Maturing December 6, 2016	548,625
	Aveta Holdings, LLC
266	Term Loan, 8.50%, Maturing April 14, 2015	267,948
266	Term Loan, 8.50%, Maturing April 14, 2015	267,948
	Biomet, Inc.
2,949	Term Loan, 3.29%, Maturing March 25, 2015	2,948,251
	Bright Horizons Family Solutions, Inc.
457	Term Loan, 7.50%, Maturing May 28, 2015	460,041
	Cardinal Health 409, Inc.
1,279	Term Loan, 2.50%, Maturing April 10, 2014	1,242,713
	Carestream Health, Inc.
775	Term Loan, 5.00%, Maturing February 25, 2017	759,621
	Carl Zeiss Vision Holding GmbH
567	Term Loan, 1.78%, Maturing October 24, 2014	508,410
63	Term Loan, 4.00%, Maturing September 30, 2019	50,479
	Community Health Systems, Inc.
164	Term Loan, 2.56%, Maturing July 25, 2014	162,129
3,181	Term Loan, 2.56%, Maturing July 25, 2014	3,151,240
1,598	Term Loan, 3.81%, Maturing January 25, 2017	1,597,353
	ConMed Corp.
243	Term Loan, 1.75%, Maturing April 12, 2013	237,813
	ConvaTec, Inc.
349	Term Loan, 5.75%, Maturing December 22, 2016	350,541
	CRC Health Corp.
498	Term Loan, 4.81%, Maturing November 16, 2015	490,713
	DaVita, Inc.
1,496	Term Loan, 4.50%, Maturing October 20, 2016	1,505,061
	DJO Finance, LLC
359	Term Loan, 3.25%, Maturing May 20, 2014	357,346
	Grifols SA
1,050	Term Loan, Maturing November 23, 2016(7)	1,058,965

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Hanger Orthopedic Group, Inc.
	324	Term Loan, 4.00%, Maturing December 1, 2016	$325,876
		HCA, Inc.
	925	Term Loan, 2.56%, Maturing November 18, 2013	921,859
	2,218	Term Loan, 3.56%, Maturing March 31, 2017	2,216,211
		Health Management Associates, Inc.
	2,379	Term Loan, 2.06%, Maturing February 28, 2014	2,348,674
		Iasis Healthcare, LLC
	151	Term Loan, 2.25%, Maturing March 14, 2014	149,780
	436	Term Loan, 2.25%, Maturing March 14, 2014	432,720
	41	Term Loan, 2.25%, Maturing March 14, 2014	41,071
		Ikaria Acquisition, Inc.
	448	Term Loan, 7.00%, Maturing May 16, 2016	435,753
		IM U.S. Holdings, LLC
	2,350	Term Loan - Second Lien, 4.50%, Maturing June 26, 2015	2,338,250
		IMS Health, Inc.
	868	Term Loan, 4.50%, Maturing August 25, 2017	873,249
		inVentiv Health, Inc.
	367	Term Loan, 1.63%, Maturing August 4, 2016(3)	368,042
	183	Term Loan, 4.75%, Maturing August 4, 2016	183,561
	372	Term Loan, 4.75%, Maturing August 14, 2016	373,820
		Kindred Healthcare, Inc.
	925	Term Loan, Maturing April 9, 2018(7)	922,399
		Lifepoint Hospitals, Inc.
	1,086	Term Loan, 3.07%, Maturing April 15, 2015	1,089,087
		MedAssets, Inc.
	474	Term Loan, 5.25%, Maturing November 16, 2016	477,564
		MPT Operating Partnership, L.P.
	498	Term Loan, 5.00%, Maturing May 17, 2016	500,804
		MultiPlan, Inc.
	1,274	Term Loan, 4.75%, Maturing August 26, 2017	1,280,249
		Mylan, Inc.
	467	Term Loan, 3.56%, Maturing October 2, 2014	469,212
		Nyco Holdings
	1,416	Term Loan, 4.24%, Maturing December 29, 2014	1,410,338
	1,416	Term Loan - Second Lien, 4.74%, Maturing December 29, 2015	1,409,909
		Physiotherapy Associates, Inc.
	343	Term Loan, 7.50%, Maturing June 27, 2013	343,780
		Prime Healthcare Services, Inc.
	1,163	Term Loan, 7.25%, Maturing April 22, 2015	1,142,893
		RadNet Management, Inc.
	545	Term Loan, 5.75%, Maturing April 1, 2016	545,181
		ReAble Therapeutics Finance, LLC
	852	Term Loan, 2.25%, Maturing November 18, 2013	850,147
		RehabCare Group, Inc.
	349	Term Loan, 6.00%, Maturing November 24, 2015	350,926
		Renal Advantage Holdings, Inc.
	374	Term Loan, 5.75%, Maturing December 16, 2016	378,271
		Res-Care, Inc.
	424	Term Loan, 7.25%, Maturing December 22, 2016	426,057
		Select Medical Holdings Corp.
	887	Term Loan, 4.06%, Maturing August 22, 2014	889,916
		Skillsoft Corp.
	496	Term Loan, 6.50%, Maturing May 26, 2017	503,384
		Sunquest Information Systems, Inc.
	375	Term Loan, 6.25%, Maturing December 16, 2016	377,109
		Sunrise Medical Holdings, Inc.
EUR	133	Term Loan, 6.75%, Maturing May 13, 2014	174,768
		TZ Merger Sub., Inc.
	995	Term Loan, 5.75%, Maturing August 4, 2015	1,004,950

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Universal Health Services, Inc.
	1,034	Term Loan, 4.00%, Maturing November 15, 2016	$1,039,630
		Vanguard Health Holding Co., LLC
	744	Term Loan, 5.00%, Maturing January 29, 2016	747,484
		VWR Funding, Inc.
	1,480	Term Loan, 2.75%, Maturing June 30, 2014	1,455,738

			$45,790,112

Home Furnishings — 0.8%
		Hunter Fan Co.
	191	Term Loan, 2.76%, Maturing April 16, 2014	$182,947
		National Bedding Co., LLC
	960	Term Loan, 3.82%, Maturing November 28, 2013	958,529
	350	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	344,860
		Oreck Corp.
	128	Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(5)	114,986
		Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 24, 2016	476,456

			$2,077,778

Industrial Equipment — 3.5%
		Alliance Laundry Systems, LLC
	481	Term Loan, 6.25%, Maturing September 30, 2016	$486,110
		Brand Energy and Infrastructure Services, Inc.
	459	Term Loan, 2.56%, Maturing February 7, 2014	447,057
	392	Term Loan, 3.56%, Maturing February 7, 2014	382,772
		Brock Holdings III, Inc.
	600	Term Loan, 6.00%, Maturing March 16, 2017	597,750
		Bucyrus International, Inc.
	670	Term Loan, 4.25%, Maturing February 19, 2016	674,210
		Butterfly Wendel US, Inc.
	423	Term Loan, 3.46%, Maturing June 23, 2014	407,954
	577	Term Loan, 4.21%, Maturing June 22, 2015	556,629
		EPD Holdings, (Goodyear Engineering Products)
	102	Term Loan, 2.75%, Maturing July 31, 2014	94,277
	710	Term Loan, 2.75%, Maturing July 31, 2014	658,233
	425	Term Loan - Second Lien, 6.00%, Maturing July 13, 2015	365,367
		Generac Acquisition Corp.
	490	Term Loan, 2.80%, Maturing November 11, 2013	486,937
		Gleason Corp.
	350	Term Loan, 2.04%, Maturing June 30, 2013	348,076
		Jason, Inc.
	46	Term Loan, 8.25%, Maturing September 21, 2014	46,049
	116	Term Loan, 8.25%, Maturing September 21, 2014	116,709
		JMC Steel Group, Inc.
	350	Term Loan, 4.75%, Maturing April 3, 2017	350,726
		KION Group GmbH
	252	Term Loan, 3.76%, Maturing December 23, 2014(2)	243,345
	252	Term Loan, 4.01%, Maturing December 23, 2015(2)	243,345
		Pinafore, LLC
	1,058	Term Loan, 4.25%, Maturing September 29, 2016	1,063,521
		Polypore, Inc.
	1,528	Term Loan, 2.25%, Maturing July 3, 2014	1,510,033
		Sequa Corp.
	397	Term Loan, 3.56%, Maturing December 3, 2014	391,312

			$9,470,412

Insurance — 2.0%
		AmWINS Group, Inc.
	500	Term Loan - Second Lien, 5.81%, Maturing June 8, 2014	$460,625

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Applied Systems, Inc.
	698	Term Loan, 5.50%, Maturing December 8, 2016	$702,614
		CCC Information Services Group, Inc.
	725	Term Loan, 5.50%, Maturing November 11, 2015	729,758
		Conseco, Inc.
	628	Term Loan, 7.50%, Maturing September 30, 2016	634,617
		Crawford & Company
	615	Term Loan, 5.00%, Maturing October 30, 2013	616,980
		HUB International Holdings, Inc.
	180	Term Loan, 2.81%, Maturing June 13, 2014	178,401
	800	Term Loan, 2.81%, Maturing June 13, 2014	793,658
	271	Term Loan, 6.75%, Maturing June 13, 2014	270,401
		U.S.I. Holdings Corp.
	914	Term Loan, 2.75%, Maturing May 5, 2014	883,515

			$5,270,569

Leisure Goods/Activities/Movies — 6.7%
		AMC Entertainment, Inc.
	1,927	Term Loan, 3.50%, Maturing December 16, 2016	$1,930,741
		Bombardier Recreational Products
	980	Term Loan, 2.81%, Maturing June 28, 2013	968,235
		Carmike Cinemas, Inc.
	1,047	Term Loan, 5.50%, Maturing January 27, 2016	1,053,938
		Cedar Fair, L.P.
	1,473	Term Loan, 4.00%, Maturing December 15, 2017	1,482,476
		Cinemark, Inc.
	1,911	Term Loan, 3.53%, Maturing April 29, 2016	1,922,925
		ClubCorp Club Operations, Inc.
	324	Term Loan, 6.00%, Maturing November 9, 2016	327,227
		Dave & Buster’s, Inc.
	496	Term Loan, 6.00%, Maturing June 1, 2016	499,662
		Deluxe Entertainment Services Group, Inc.
	35	Term Loan, 6.25%, Maturing May 11, 2013	35,344
	546	Term Loan, 6.25%, Maturing May 11, 2013	544,305
		Miramax Film NY, LLC
	473	Term Loan, 7.75%, Maturing May 20, 2016	480,173
		National CineMedia, LLC
	1,900	Term Loan, 1.81%, Maturing February 13, 2015	1,876,590
		Regal Cinemas Corp.
	2,045	Term Loan, 3.56%, Maturing August 23, 2017	2,050,832
		Revolution Studios Distribution Co., LLC
	517	Term Loan, 4.00%, Maturing December 21, 2014	405,488
	450	Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(5)	148,500
		SeaWorld Parks & Entertainment, Inc.
	889	Term Loan, 4.00%, Maturing August 17, 2017	895,438
		Six Flags Theme Parks, Inc.
	1,607	Term Loan, 5.25%, Maturing June 30, 2016	1,622,649
		Universal City Development Partners, Ltd.
	1,113	Term Loan, 5.50%, Maturing November 6, 2014	1,123,394
		Zuffa, LLC
	484	Term Loan, 2.31%, Maturing June 19, 2015	475,809

			$17,843,726

Lodging and Casinos — 3.8%
		Ameristar Casinos, Inc.
	569	Term Loan, 3.55%, Maturing November 10, 2012	$569,744
		Gala Electric Casinos, Ltd.
GBP	999	Term Loan, 4.90%, Maturing October 25, 2013	1,532,344
GBP	999	Term Loan, 5.40%, Maturing October 27, 2014	1,532,340

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Harrah’s Operating Co.
	1,564	Term Loan, 3.30%, Maturing January 28, 2015	$1,451,707
	988	Term Loan, 9.50%, Maturing October 31, 2016	1,038,233
		Herbst Gaming, Inc.
	411	Term Loan, 10.00%, Maturing December 31, 2015	429,211
		Isle of Capri Casinos, Inc.
	475	Term Loan, Maturing November 1, 2013(7)	477,767
		Las Vegas Sands, LLC
	294	Term Loan, 3.00%, Maturing November 23, 2016	286,785
	1,163	Term Loan, 3.00%, Maturing November 23, 2016	1,135,097
		LodgeNet Entertainment Corp.
	599	Term Loan, 6.50%, Maturing April 4, 2014	575,885
		Penn National Gaming, Inc.
	388	Term Loan, 2.03%, Maturing October 3, 2012	387,391
		Tropicana Entertainment, Inc.
	130	Term Loan, 15.00%, Maturing December 29, 2012	146,428
		VML US Finance, LLC
	199	Term Loan, 4.79%, Maturing May 25, 2012	198,870
	397	Term Loan, 4.79%, Maturing May 27, 2013	397,740

			$10,159,542

Nonferrous Metals/Minerals — 1.3%
		Fairmount Minerals, Ltd.
	1,525	Term Loan, 5.25%, Maturing March 1, 2017	$1,528,575
		Noranda Aluminum Acquisition
	44	Term Loan, 2.00%, Maturing May 18, 2014	43,612
		Novelis, Inc.
	1,372	Term Loan, 4.00%, Maturing March 10, 2017	1,376,828
		Oxbow Carbon and Mineral Holdings
	522	Term Loan, 3.80%, Maturing May 8, 2016	525,316

			$3,474,331

Oil and Gas — 3.2%
		Big West Oil, LLC
	342	Term Loan, 7.00%, Maturing March 31, 2016	$347,023
		CITGO Petroleum Corp.
	108	Term Loan, 8.00%, Maturing June 24, 2015	112,169
	1,265	Term Loan, 9.00%, Maturing June 23, 2017	1,326,901
		Dynegy Holdings, Inc.
	221	Term Loan, 4.00%, Maturing April 2, 2013	219,343
	3,276	Term Loan, 4.00%, Maturing April 2, 2013	3,257,121
		MEG Energy Corp.
	625	Term Loan, Maturing March 16, 2018(7)	629,531
		Obsidian Natural Gas Trust
	1,563	Term Loan, 7.00%, Maturing November 2, 2015	1,598,517
		SemGroup Corp.
	205	Term Loan, 7.08%, Maturing November 30, 2012	206,308
		Sheridan Production Partners I, LLC
	52	Term Loan, 6.50%, Maturing April 20, 2017	52,836
	86	Term Loan, 6.50%, Maturing April 20, 2017	86,502
	648	Term Loan, 6.50%, Maturing April 20, 2017	652,803

			$8,489,054

Publishing — 4.8%
		Aster Zweite Beteiligungs GmbH
	500	Term Loan, 4.71%, Maturing September 27, 2013	$498,333
EUR	236	Term Loan, 5.78%, Maturing December 31, 2014	335,532
EUR	264	Term Loan, 5.78%, Maturing December 31, 2014	374,840

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		GateHouse Media Operating, Inc.
	321	Term Loan, 2.25%, Maturing August 28, 2014	$145,851
	717	Term Loan, 2.25%, Maturing August 28, 2014	325,359
	346	Term Loan, 2.50%, Maturing August 28, 2014	157,070
		Getty Images, Inc.
	1,493	Term Loan, 5.25%, Maturing November 7, 2016	1,507,658
		IWCO Direct, Inc.
	85	Term Loan, 3.63%, Maturing August 5, 2014	72,665
	813	Term Loan, 3.63%, Maturing August 7, 2014	697,091
		Laureate Education, Inc.
	242	Term Loan, 3.55%, Maturing August 17, 2014	240,157
	1,617	Term Loan, 3.55%, Maturing August 17, 2014	1,603,971
	493	Term Loan, 7.00%, Maturing August 31, 2014	495,168
		MediaNews Group, Inc.
	61	Term Loan, 8.50%, Maturing March 19, 2014	61,540
		Merrill Communications, LLC
	645	Term Loan, 7.50%, Maturing December 24, 2012	644,899
		Nelson Education, Ltd.
	236	Term Loan, 2.81%, Maturing July 5, 2014	215,123
		Nielsen Finance, LLC
	2,203	Term Loan, 2.26%, Maturing August 9, 2013	2,193,579
	983	Term Loan, 4.01%, Maturing May 2, 2016	985,314
		SGS International, Inc.
	269	Term Loan, 3.96%, Maturing September 30, 2013	268,633
		Springer Science+Business Media S.A.
EUR	500	Term Loan, 6.75%, Maturing June 30, 2015	720,410
		Xsys, Inc.
	618	Term Loan, 2.71%, Maturing December 31, 2014	616,027
	605	Term Loan, 4.71%, Maturing December 31, 2014	603,107

			$12,762,327

Radio and Television — 2.8%
		Block Communications, Inc.
	426	Term Loan, 2.25%, Maturing December 22, 2011	$422,111
		CMP KC, LLC
	533	Term Loan, 6.46%, Maturing May 3, 2011(2)(5)	153,012
		CMP Susquehanna Corp.
	860	Term Loan, 2.25%, Maturing May 5, 2013	847,388
		Gray Television, Inc.
	350	Term Loan, 3.76%, Maturing December 31, 2014	347,102
		HIT Entertainment, Inc.
	580	Term Loan, 5.56%, Maturing June 1, 2012	571,323
		Live Nation Worldwide, Inc.
	1,139	Term Loan, 4.50%, Maturing November 7, 2016	1,143,481
		Mission Broadcasting, Inc.
	261	Term Loan, 5.00%, Maturing September 30, 2016	261,929
		Nexstar Broadcasting, Inc.
	409	Term Loan, 5.00%, Maturing September 30, 2016	409,683
		Raycom TV Broadcasting, LLC
	769	Term Loan, 1.81%, Maturing June 25, 2014	755,727
		Tyrol Acquisition 2 SAS
EUR	500	Term Loan, 2.95%, Maturing January 30, 2015	643,408
EUR	500	Term Loan, 3.20%, Maturing January 29, 2016	643,409
		Univision Communications, Inc.
	743	Term Loan, 2.25%, Maturing September 29, 2014	724,649
	743	Term Loan, 4.50%, Maturing March 31, 2017	725,246

			$7,648,468

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	974	Term Loan, 2.04%, Maturing April 26, 2013	$973,895

			$973,895

Retailers (Except Food and Drug) — 5.3%
		Amscan Holdings, Inc.
	771	Term Loan, 6.75%, Maturing December 4, 2017	$777,294
		Harbor Freight Tools USA, Inc.
	923	Term Loan, 6.50%, Maturing December 22, 2017	932,924
		J Crew Operating Corp.
	875	Term Loan, 4.75%, Maturing March 7, 2018	873,200
		Jo-Ann Stores, Inc.
	925	Term Loan, 4.75%, Maturing March 22, 2018	918,872
		Michaels Stores, Inc.
	1,574	Term Loan, 2.58%, Maturing October 31, 2013	1,561,121
		Neiman Marcus Group, Inc.
	1,714	Term Loan, 4.31%, Maturing April 6, 2016	1,715,713
		Orbitz Worldwide, Inc.
	1,473	Term Loan, 3.28%, Maturing July 25, 2014	1,389,946
		PETCO Animal Supplies, Inc.
	619	Term Loan, 4.50%, Maturing November 24, 2017	621,234
		Phillips-Van Heusen Corp.
	275	Term Loan, 3.50%, Maturing May 6, 2016	277,794
		Pilot Travel Centers, LLC
	925	Term Loan, 4.25%, Maturing March 30, 2018	929,625
		Rent-A-Center, Inc.
	2	Term Loan, 2.00%, Maturing June 30, 2012	1,648
	395	Term Loan, 3.31%, Maturing March 31, 2015	395,966
		Savers, Inc.
	625	Term Loan, 4.25%, Maturing March 3, 2017	629,688
		Visant Holding Corp.
	698	Term Loan, 5.25%, Maturing December 31, 2016	698,512
		Vivarte
EUR	13	Term Loan - Second Lien, 4.41%, Maturing September 8, 2016	17,161
EUR	88	Term Loan - Second Lien, 4.41%, Maturing September 8, 2016	111,914
EUR	900	Term Loan - Second Lien, 4.41%, Maturing September 8, 2016	1,151,120
		Yankee Candle Company, Inc. (The)
	1,184	Term Loan, 2.25%, Maturing February 6, 2014	1,181,759

			$14,185,491

Steel — 0.1%
		Niagara Corp.
	366	Term Loan, 10.50%, Maturing June 29, 2014(2)(5)	$346,797

			$346,797

Surface Transport — 0.4%
		Swift Transportation Co., Inc.
	1,132	Term Loan, 6.00%, Maturing December 21, 2016	$1,138,958

			$1,138,958

Telecommunications — 7.0%
		Alaska Communications Systems Holdings, Inc.
	923	Term Loan, 5.50%, Maturing October 21, 2016	$924,759
		Asurion Corp.
	763	Term Loan, 3.27%, Maturing July 3, 2014	759,286
	998	Term Loan, 6.75%, Maturing March 31, 2015	1,011,928
		CommScope, Inc.
	1,075	Term Loan, 5.00%, Maturing January 14, 2018	1,083,734
		Intelsat Jackson Holdings SA
	5,200	Term Loan, 5.25%, Maturing April 2, 2018	5,241,018

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Macquarie UK Broadcast Ventures, Ltd.
GBP	414	Term Loan, 2.62%, Maturing December 1, 2014	$615,950
		MetroPCS Wireless
	1,022	Term Loan, 4.06%, Maturing March 15, 2018	1,025,792
		Ntelos, Inc.
	1,481	Term Loan, 4.00%, Maturing August 7, 2015	1,485,864
		Syniverse Technologies, Inc.
	748	Term Loan, 5.25%, Maturing December 21, 2017	754,905
		Telenet BidCo N.V.
EUR	500	Term Loan, 4.70%, Maturing July 31, 2017	711,877
		Telesat Canada, Inc.
	151	Term Loan, 3.25%, Maturing October 31, 2014	151,355
	1,764	Term Loan, 3.25%, Maturing October 31, 2014	1,762,080
		Wind Telecomunicazioni SpA
EUR	1,800	Term Loan, Maturing December 15, 2017(7)	2,556,540
		Windstream Corp.
	627	Term Loan, 3.06%, Maturing December 17, 2015	629,570

			$18,714,658

Utilities — 2.7%
		Calpine Corp.
	1,425	Term Loan, 4.50%, Maturing April 2, 2018	$1,433,214
		EquiPower Resources Holdings, LLC
	275	Term Loan, 5.75%, Maturing January 26, 2018	278,438
		NRG Energy, Inc.
	1	Term Loan, 2.06%, Maturing February 1, 2013	698
	148	Term Loan, 2.06%, Maturing February 1, 2013	147,686
	984	Term Loan, 3.50%, Maturing August 31, 2015	990,088
	1,830	Term Loan, 3.56%, Maturing August 31, 2015	1,839,636
		Pike Electric, Inc.
	63	Term Loan, 2.06%, Maturing July 2, 2012	62,615
	108	Term Loan, 2.06%, Maturing December 10, 2012	106,927
		TXU Texas Competitive Electric Holdings Co., LLC
	1,777	Term Loan, 3.76%, Maturing October 10, 2014	1,497,255
	922	Term Loan, 3.78%, Maturing October 10, 2014	778,012

			$7,134,569

Total Senior Floating-Rate Interests (identified cost $360,910,586)			$363,589,197

Corporate Bonds & Notes — 11.5%

Principal
Amount*
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	International Lease Finance Corp., Sr. Notes
175	6.50%, 9/1/14(8)	$187,688
175	6.75%, 9/1/16(8)	188,125
175	7.125%, 9/1/18(8)	188,912

		$564,725

Air Transport — 0.0%(9)
	Continental Airlines
47	7.033%, 12/15/12	$47,194

		$47,194

Automotive — 0.3%
	Allison Transmission, Inc.
10	11.00%, 11/1/15(8)	$10,900
665	11.25%, 11/1/15(2)(8)	725,681

Principal
Amount*
(000’s omitted)		Security	Value
		American Axle & Manufacturing Holdings, Inc., Sr. Notes
	85	9.25%, 1/15/17(8)	$94,775
		Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	55,688

			$887,044

Broadcast Radio and Television — 0.7%
		Entravision Communications, Sr. Notes
	1,000	8.75%, 8/1/17(8)	$1,070,000
		LBI Media, Inc., Sr. Disc. Notes
	15	11.00%, 10/15/13	14,400
		Rainbow National Services, LLC, Sr. Sub. Notes
	80	10.375%, 9/1/14(8)	83,200
		XM Satellite Radio Holdings, Inc.
	485	13.00%, 8/1/14(8)	578,362

			$1,745,962

Building and Development — 0.9%
		AMO Escrow Corp., Sr. Notes
	950	11.50%, 12/15/17(8)	$1,018,875
		Grohe Holding GmbH, Variable Rate
EUR	1,000	3.873%, 1/15/14(10)	1,418,971

			$2,437,846

Business Equipment and Services — 0.6%
		Education Management, LLC, Sr. Notes
	210	8.75%, 6/1/14	$216,037
		Education Management, LLC, Sr. Sub. Notes
	46	10.25%, 6/1/16	48,300
		MediMedia USA, Inc., Sr. Sub. Notes
	90	11.375%, 11/15/14(8)	80,550
		Muzak, LLC/Muzak Finance, Sr. Notes
	13	15.00%, 7/31/14(2)	12,548
		SunGard Data Systems, Inc., Sr. Notes
	900	10.625%, 5/15/15	991,125
		Ticketmaster Entertainment, Inc.
	105	10.75%, 8/1/16	115,238

			$1,463,798

Cable and Satellite Television — 0.4%
		Virgin Media Finance PLC, Sr. Notes
	1,000	6.50%, 1/15/18	$1,097,500

			$1,097,500

Chemicals and Plastics — 0.1%
		INEOS Group Holdings PLC, Sr. Sub. Notes
	180	8.50%, 2/15/16(8)	$182,475
		Wellman Holdings, Inc., Sr. Sub. Notes
	194	5.00%, 1/29/19(2)(5)	0

			$182,475

Conglomerates — 0.0%(9)
		RBS Global & Rexnord Corp.
	90	11.75%, 8/1/16	$96,975

			$96,975

Containers and Glass Products — 0.2%
		Berry Plastics Corp., Sr. Notes, Variable Rate
	500	5.053%, 2/15/15	$498,125

Principal
Amount*
(000’s omitted)		Security	Value
		Intertape Polymer US, Inc., Sr. Sub. Notes
	175	8.50%, 8/1/14	$157,500

			$655,625

Cosmetics/Toiletries — 0.1%
		Revlon Consumer Products Corp.
	165	9.75%, 11/15/15(8)	$179,438

			$179,438

Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	370	3.053%, 10/15/13	$368,150

			$368,150

Equipment Leasing — 0.0%(9)
		Hertz Corp.
	9	8.875%, 1/1/14	$9,270

			$9,270

Financial Intermediaries — 0.7%
		First Data Corp.
	500	7.375%, 6/15/19	$509,375
		Ford Motor Credit Co., Sr. Notes
	125	8.00%, 12/15/16	141,892
		UPCB Finance II, Ltd., Sr. Notes
EUR	500	6.375%, 7/1/20(8)	682,474
		UPCB Finance III, Ltd., Sr. Notes
	600	6.625%, 7/1/20(8)	591,000

			$1,924,741

Food Products — 0.4%
		Smithfield Foods, Inc., Sr. Notes
	1,000	10.00%, 7/15/14(8)	$1,182,500

			$1,182,500

Food Service — 0.1%
		NPC International, Inc., Sr. Sub. Notes
	135	9.50%, 5/1/14	$138,713

			$138,713

Food/Drug Retailers — 0.1%
		General Nutrition Center, Sr. Notes, Variable Rate
	115	5.75%, 3/15/14(2)	$115,000
		General Nutrition Center, Sr. Sub. Notes
	210	10.75%, 3/15/15	210,000

			$325,000

Forest Products — 0.1%
		Verso Paper Holdings, LLC/Verso Paper, Inc.
	120	11.375%, 8/1/16	$127,800

			$127,800

Health Care — 0.2%
		Biomet, Inc.
	55	10.375%, 10/15/17	$60,706
	280	11.625%, 10/15/17	313,600
		DJO Finance, LLC/DJO Finance Corp.
	95	10.875%, 11/15/14	104,025
		HCA, Inc.
	65	9.25%, 11/15/16	70,281

			$548,612

Principal
Amount*
(000’s omitted)	Security	Value
Industrial Equipment — 0.5%
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15	$110,250
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,167,500

		$1,277,750

Insurance — 0.1%
	Alliant Holdings I, Inc.
55	11.00%, 5/1/15(8)	$58,575
	HUB International Holdings, Inc., Sr. Notes
70	9.00%, 12/15/14(8)	73,500
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
35	4.188%, 11/15/14(8)	34,213

		$166,288

Leisure Goods/Activities/Movies — 0.5%
	AMC Entertainment, Inc., Sr. Notes
60	8.75%, 6/1/19	$65,400
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13(4)(5)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	0.00%, 4/1/12(4)(5)(8)	0
	MU Finance PLC, Sr. Notes
1,000	8.375%, 2/1/17(8)	1,063,750
	Royal Caribbean Cruises, Sr. Notes
20	6.875%, 12/1/13	21,450
50	7.00%, 6/15/13	53,500
10	7.25%, 6/15/16	10,762
20	7.25%, 3/15/18	21,200

		$1,236,062

Lodging and Casinos — 0.8%
	Buffalo Thunder Development Authority
265	9.375%, 12/15/49(4)(8)	$98,050
	CCM Merger, Inc.
50	8.00%, 8/1/13(8)	50,000
	Chukchansi EDA, Sr. Notes, Variable Rate
150	3.943%, 11/15/12(8)	111,750
	Eldorado Casino Shreveport
44	10.00%, 8/1/12(2)(5)	42,191
	Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15(4)(8)	1,275
	Inn of the Mountain Gods Resort & Casino, Sr. Notes
182	1.25%, 11/30/20(2)(5)(8)	83,227
81	8.75%, 11/30/20(5)(8)	81,000
	Majestic HoldCo, LLC
75	12.50%, 10/15/11(4)(8)	8
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	76,288
120	7.125%, 8/15/14	91,200
115	6.875%, 2/15/15	85,100
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17	1,102,500
	San Pasqual Casino
55	8.00%, 9/15/13(8)	55,275
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(8)	164,381

Principal
Amount*
(000’s omitted)	Security	Value
	Waterford Gaming, LLC, Sr. Notes
121	8.625%, 9/15/14(5)(8)	$78,222

		$2,120,467

Nonferrous Metals/Minerals — 0.1%
	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
330	8.50%, 12/15/19	$367,125

		$367,125

Oil and Gas — 0.2%
	Compton Petroleum Finance Corp.
79	10.00%, 9/15/17	$56,174
	Forbes Energy Services, Sr. Notes
155	11.00%, 2/15/15	162,168
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	74,019
	Petroplus Finance, Ltd.
85	7.00%, 5/1/17(8)	81,175
	Quicksilver Resources, Inc., Sr. Notes
65	11.75%, 1/1/16	76,050
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	30,750

		$480,336

Publishing — 0.7%
	Laureate Education, Inc.
1,045	10.00%, 8/15/15(8)	$1,105,087
638	10.25%, 8/15/15(2)(8)	666,595

		$1,771,682

Rail Industries — 0.1%
	American Railcar Industry, Sr. Notes
100	7.50%, 3/1/14	$102,250
	Kansas City Southern Mexico, Sr. Notes
155	7.625%, 12/1/13	158,100
100	7.375%, 6/1/14	104,500

		$364,850

Retailers (Except Food and Drug) — 1.2%
	Amscan Holdings, Inc., Sr. Sub. Notes
220	8.75%, 5/1/14	$223,575
	Neiman Marcus Group, Inc.
765	9.00%, 10/15/15	802,873
	Sally Holdings, LLC, Sr. Notes
665	9.25%, 11/15/14	700,744
235	10.50%, 11/15/16	256,737
	Toys “R” Us
1,000	10.75%, 7/15/17	1,140,000

		$3,123,929

Steel — 0.0%(9)
	RathGibson, Inc., Sr. Notes
240	11.25%, 2/15/14(4)	$24

		$24

Surface Transport — 0.0%(9)
	CEVA Group PLC, Sr. Notes
95	11.50%, 4/1/18(8)	$103,669

		$103,669

Principal
Amount*
(000’s omitted)	Security	Value
Telecommunications — 0.5%
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	$964,125
	NII Capital Corp.
330	10.00%, 8/15/16	377,850

		$1,341,975

Utilities — 1.6%
	Calpine Corp., Sr. Notes
2,375	7.50%, 2/15/21(8)	$2,470,000
1,700	7.875%, 1/15/23(8)	1,765,875
	NGC Corp.
205	7.625%, 10/15/26	143,500
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	10,400

		$4,389,775

Total Corporate Bonds & Notes (identified cost $29,944,693)		$30,727,300

Asset-Backed Securities — 1.5%

Principal
Amount
(000’s omitted)	Security	Value
$308	Alzette European CLO SA, Series 2004-1A, Class E2, 6.81%, 12/15/20(11)	$262,253
295	Avalon Capital Ltd. 3, Series 1A, Class D, 2.263%, 2/24/19(8)(11)	230,932
376	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(8)(11)	294,620
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(8)(11)	326,651
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.762%, 8/11/16(8)(11)	413,133
492	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.81%, 3/8/17(11)	415,555
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(11)	390,291
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 5.058%, 3/25/20(8)(11)	790,628
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.553%, 4/25/21(8)(11)	784,185

Total Asset-Backed Securities (identified cost $4,965,895)		$3,908,248

Common Stocks — 1.7%

Shares	Security	Value
Automotive — 0.4%
10,159	Dayco Products, LLC(12)(13)	$592,608
8,949	Hayes Lemmerz International, Inc.(5)(12)(13)	496,669

		$1,089,277

Building and Development — 0.0%(9)
131	Panolam Holdings Co.(5)(12)(14)	$104,160
277	United Subcontractors, Inc.(5)(12)(13)	28,567

		$132,727

Chemicals and Plastics — 0.0%
175	Wellman Holdings, Inc.(5)(12)(13)	$0

		$0

Diversified Manufacturing — 0.0%(9)
166,398	MEGA Brands, Inc.(12)	$101,471

		$101,471

Shares	Security	Value
Financial Intermediaries — 0.0%(9)
41	RTS Investor Corp.(5)(12)(13)	$962

		$962

Food Service — 0.0%(9)
12,234	Buffets, Inc.(5)(12)	$48,936

		$48,936

Home Furnishings — 0.1%
2,275	Oreck Corp.(5)(12)(13)	$176,950
26,249	Sanitec Europe Oy B Units(12)(13)	111,600
25,787	Sanitec Europe Oy E Units(5)(12)(13)	0

		$288,550

Leisure Goods/Activities/Movies — 0.2%
22,424	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$513,884

		$513,884

Lodging and Casinos — 0.2%
45	Greektown Superholdings, Inc.(12)	$3,431
23,498	Herbst Gaming, Inc.(5)(12)(13)	104,802
289	Shreveport Gaming Holdings, Inc.(5)(12)	5,202
25,430	Tropicana Entertainment, Inc.(12)(13)	440,257

		$553,692

Nonferrous Metals/Minerals — 0.1%
468	Euramax International, Inc.(5)(12)(13)	$154,275

		$154,275

Oil and Gas — 0.0%(9)
750	SemGroup Corp.(12)	$21,120

		$21,120

Publishing — 0.6%
2,155	Ion Media Networks, Inc.(5)(12)(13)	$1,303,775
5,771	MediaNews Group, Inc.(5)(12)(13)	155,822
3,353	SuperMedia, Inc.(12)	20,923

		$1,480,520

Steel — 0.1%
6,269	KNIA Holdings, Inc.(5)(12)(13)	$72,656
10,700	RathGibson Acquisition Co., LLC(5)(12)(14)	250,808

		$323,464

Total Common Stocks (identified cost $2,639,587)		$4,708,878

Preferred Stocks — 0.0%(9)

Shares/Units	Security	Value
Business Equipment and Services — 0.0%(9)
773	Muzak Holding, LLC, 10%(2)(11)(12)(14)	$7,457

Total Preferred Stocks (identified cost $7,726)		$7,457

Warrants — 0.0%(9)

Shares	Security	Value
Oil and Gas — 0.0%(9)
789	SemGroup Corp., Expires 11/30/14(12)	$8,284

		$8,284

Publishing — 0.0%
781	Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(12)(13)	$0

		$0

Retailers (Except Food and Drug) — 0.0%
3,817	Oriental Trading Co., Inc., Expires 2/11/16(5)(12)(13)	$0
4,188	Oriental Trading Co., Inc., Expires 2/11/16(5)(12)(13)	0

		$0

Total Warrants (identified cost $8)		$8,284

Miscellaneous — 0.0%(9)

Shares	Security	Value
Cable and Satellite Television — 0.0%(9)
261,268	Adelphia Recovery Trust(12)	$1,960
270,000	Adelphia, Inc., Escrow Certificate(12)	5,400

Total Miscellaneous (identified cost $250,451)		$7,360

Short-Term Investments — 5.1%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value
$10,108	Eaton Vance Cash Reserves Fund, LLC, 0.17%(15)	$10,108,051
3,660	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/11	3,660,005

Total Short-Term Investments (identified cost $13,768,056)		$13,768,056

Total Investments — 155.5% (identified cost $412,487,002)		$416,724,780

Less Unfunded Loan Commitments — (0.4)%		$(1,041,667)

Net Investments — 155.1% (identified cost $411,445,335)		$415,683,113

Other Assets, Less Liabilities — (14.1)%		$(37,681,466)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.0)%		$(110,002,328)

Net Assets Applicable to Common Shares — 100.0%		$267,999,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	This Senior Loan will settle after March 31, 2011, at which time the interest rate will be determined.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $18,030,731 or 6.7% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2011.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security.

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $14,817.

A summary of open financial instruments at March 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
4/28/11	British Pound Sterling 3,027,553	United States Dollar 4,819,319	JPMorgan Chase Bank	$(36,195)
4/29/11	Euro 5,624,944	United States Dollar 7,720,179	JPMorgan Chase Bank	(247,784)
5/31/11	Euro 6,769,258	United States Dollar 9,316,766	Citigroup Global Markets	(266,289)
5/31/11	British Pound Sterling 3,120,398	United States Dollar 5,013,512	JPMorgan Chase Bank	11,418
6/30/11	British Pound Sterling 1,754,373	United States Dollar 2,799,996	Goldman Sachs, Inc.	(11,009)
6/30/11	Euro 5,435,581	United States Dollar 7,636,340	HSBC Bank USA	(53,638)

				$(603,497)

At March 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $11,418 and $614,915, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$411,602,932

Gross unrealized appreciation	$11,629,819
Gross unrealized depreciation	(7,549,638)

Net unrealized appreciation	$4,080,181

Restricted Securities

At March 31, 2011, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$104,160
RathGibson Acquisition Co., LLC	6/14/10	10,700	56,785	250,808

Total Common Stocks			$128,770	$354,968

Preferred Stock
Muzak Holding LLC	6/18/10	773	$7,727	$7,457

Total Preferred Stock			$7,727	$7,457

Total Restricted Securities			$136,497	$362,425

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (less Unfunded Loan Commitments)	$—	$361,651,033	$896,497	$362,547,530
Corporate Bonds & Notes	—	30,442,660	284,640	30,727,300
Asset-Backed Securities	—	3,908,248	—	3,908,248
Common Stocks	143,514	1,661,780 *	2,903,584	4,708,878
Preferred Stocks	—	7,457	—	7,457
Warrants	—	8,284	0	8,284
Miscellaneous	—	7,360	—	7,360
Short-Term Investments	—	13,768,056	—	13,768,056

Total Investments	$143,514	$411,454,878	$4,084,721	$415,683,113

Forward Foreign Currency Exchange Contracts	$—	$11,418	$—	$11,418

Total	$143,514	$411,466,296	$4,084,721	$415,694,531

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(614,915)	$—	$(614,915)

Total	$—	$(614,915)	$—	$(614,915)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Investments in
	Investments in		Common Stock,
	Senior	Investments in	Preferred Stock,
	Floating-Rate	Corporate	Warrants and
	Interests	Bonds & Notes	Miscellaneous	Total
Balance as of June 30, 2010	$595,305	$203,639	$1,141,784	$1,940,728
Realized gains (losses)	(300,015)	509	964	(298,542)
Change in net unrealized appreciation (depreciation)*	(24,891)	(70,322)	1,398,453	1,303,240
Cost of purchases	171,440	163,631	103,147	438,218
Proceeds from sales	(14,192)	(17,362)	(964)	(32,518)
Accrued discount (premium)	6,109	4,545	—	10,654
Transfers to Level 3*	462,741	—	264,540	727,281
Transfers from Level 3*	—	—	(4,340)	(4,340)

Balance as of March 31, 2011	$896,497	$284,640	$2,903,584	$4,084,721

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2011*	$(26,728)	$(76,922)	$1,398,453	$1,294,803

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page Scott H. Page
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page Scott H. Page
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 25, 2011